Expense Example, No Redemption - Class C	Aug. 28, 2026 USD ($)
Steward Covered Call Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	660
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	2,264
Steward Equity Market Neutral Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	353
Expense Example, No Redemption, 3 Years	1,074
Expense Example, No Redemption, 5 Years	1,817
Expense Example, No Redemption, 10 Years	3,598
Steward Global Equity Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	617
Expense Example, No Redemption, 5 Years	1,060
Expense Example, No Redemption, 10 Years	2,102
Steward Large Cap Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	2,004
Steward Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	574
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	1,980
Steward Large Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	2,049
Steward Select Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,801
Steward Values Enhanced International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	946
Expense Example, No Redemption, 10 Years	1,864
Steward Values Enhanced Large Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	858
Expense Example, No Redemption, 10 Years	1,671
Steward Values Enhanced Small-Mid Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	873
Expense Example, No Redemption, 10 Years	$ 1,691